Longterm Incentive Plans (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of continuity of the Company's RSUs
Number of RSUs

Outstanding, January 31, 2019	–
Granted	275,000

Outstanding, January 31, 2020	275,000
Granted	30,000
Common shares issued on vesting (Notes 12(i) and 18)	(271,667)
Forfeited (Note 18)	(8,333)

Outstanding, January 31, 2021	25,000
Common shares issued on vesting (Note 12(a))	(15,000)

Outstanding, January 31, 2022	10,000

Schedule of continuity of the Company's performance stock units (PSUs)
Number of PSUs

Outstanding, January 31, 2019	–
Granted	75,000

Outstanding, January 31, 2020	75,000
Common shares issued on vesting (Notes 12(i) and 18)	(25,000)
Expired (Note 18)	(25,000)

Outstanding, January 31, 2022 and 2021	25,000

Schedule of continuity of the Company's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2019	1,369,183	4.60	3.26
Granted	807,500	3.19	4.38
Forfeited/cancelled	(704,183)	(5.01)	–

Outstanding, January 31, 2020	1,472,500	3.82	3.08
Granted (Note 18)	1,430,000	1.03	3.01
Granted pursuant to acquisition (Note 6(b))	856,880	3.05	0.35
Forfeited (Note 18)	(836,668)	(2.68)	–

Outstanding, January 31, 2021	2,922,712	2.56	2.19
Granted (Note 18)	1,270,000	0.48	2.41
Forfeited (Note 18)	(1,782,712)	(3.51)	–

Outstanding, January 31, 2022	2,410,000	0.76	1.98

Schedule of share purchase options
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

10,000	5,000	0.27	December 31, 2022
40,000	20,000	1.80	January 4, 2023
10,000	10,000	2.50	January 20, 2023
700,000	416,667	0.63	April 28, 2023
20,000	20,000	0.275	September 27, 2023
20,000	20,000	0.29	November 28, 2023
840,000	840,000	0.77	December 8, 2023
520,000	520,000	0.295	October 13, 2024
180,000	122,500	1.80	May 5, 2025
50,000	25,000	2.40	May 10, 2025
20,000	10,000	1.80	May 21, 2025
2,410,000	2,009,167

Summary of the continuity of MedMelior's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2021 and August 31, 2020 (date of acquisition (Note 6(b))	–	–	–
Granted (Note 18)	1,100,000	0.10	3.00

Outstanding, January 31, 2022	1,100,000	0.10	2.91
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

1,100,000	275,000	0.10	December 28, 2024